11. TRADE AND OTHER RECEIVABLES (Details) - CAD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and Other Receivables
Trade receivables		$ 44,358	$ 61,177
Trade receivables due from related parties (Note 33)		28	82
Less: Allowance for doubtful accounts		(5,136)	(2,662)	$ (3,514)
Net trade receivables		39,250	58,597
Other receivables		6,381	6,389
Trade and other receivables	[1]	$ 45,631	$ 64,986

[1]	Trade and other receivables and trade and other payables approximate fair value due to the short-term maturity of these instruments.